FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Summary of financial liabilities

	December 31, 2020
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Bonds	$4,272.6	$4,454.3	$—	$4,454.3	$—
Amortizing Notes	$123.4	126.8	—	126.8	—
Total debt	$4,396.0	$4,581.1	$—	$4,581.1	$—

	December 31, 2019
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Bonds	$3,249.4	$3,092.3	$—	$3,092.3	$—
Total debt	$3,249.4	$3,092.3	$—	$3,092.3	$—

Breakdown of trade receivables aging

The following is a breakdown of the trade receivables aging. It does not include holdbacks or unbilled revenue as they are made up of amounts to be received at the end of specific long-term contracts.

	December 31, 2020	December 31, 2019
0-60 days	$543.8	$394.9
61-90 days	47.3	61.2
91+ days	77.7	86.3
	$668.8	$542.4

Schedule of currency swaps

				Fixed Foreign
	Notional	Fixed/Variable	Fixed/Variable	Exchange Rate
Underlying Notes	Amount ($US)	Interest Rate Paid	Interest Rate Received	Paid	Effective Date	Expiration
9.875% 2021 Notes	30.6	9.890%	9.875%	1.4130	February 1, 2016	February 1, 2021
Term Loan	403.6	3-Month CDOR + 3.174%	3-Month LIBOR + 2.750%	1.2976	May 31, 2018	May 30, 2025
8.500% 2027 Notes	48.0	8.399%	8.500%	1.3355	April 23, 2019	May 1, 2027
8.500% 2027 Notes	300.0	8.419%	8.500%	1.3355	April 23, 2019	May 1, 2027
5.125% 2026 Secured Notes	500.0	5.725%	5.125%	1.3245	December 16, 2019	December 15, 2026
4.250% 2025 Secured Notes	500.0	4.805%	4.250%	1.4198	April 29, 2020	June 1, 2025
4.000% 2028 Notes	500.0	4.524%	4.000%	1.3112	November 23, 2020	August 1, 2028